Convertible Notes Payable (Details Narrative) - USD ($)			3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 12, 2020	Nov. 06, 2019	Feb. 29, 2020	Feb. 29, 2020	Feb. 28, 2019	Aug. 31, 2019	Aug. 31, 2018
Proceeds from Convertible debt				$ 388,101		$ 33,334
Accrued interest payable			$ 5,782	5,782			$ 28,306
Fair value of the embedded derivatives			664,562	$ 664,562
Dividend yield				0.00%
Expected volatility				389.74%
Fair value of the Company's common stock per share				23.00%
Convertible Notes Payable [Member]
Fair value of the embedded derivatives			847,987	$ 847,987
Dividend yield				0.00%
Chief Executive Officer [Member]
Principal amount			79,333	$ 79,333
Chief Financial Officer [Member]
Principal amount			$ 53,768	$ 53,768
Minimum [Member]
Common stock upon conversion			50.00%
Expected volatility				391.42%
Weighted average risk-free interest rate				0.86%
Expected life				1 year
Minimum [Member] | Convertible Notes Payable [Member]
Expected volatility				391.42%
Weighted average risk-free interest rate				0.86%
Expected life				1 year
Fair value of the Company's common stock per share				23.00%
Maximum [Member]
Common stock upon conversion			60.00%
Expected volatility				398.53%
Weighted average risk-free interest rate				1.60%
Expected life				3 years
Maximum [Member] | Convertible Notes Payable [Member]
Expected volatility				398.53%
Weighted average risk-free interest rate				1.60%
Expected life				3 years
Fair value of the Company's common stock per share				107.00%
Convertible Promissory Note [Member]
Principal amount		$ 20,000
Warrants exercisable		26,667
Exercisable Price		$ 3.50
Proceeds from Warrant Exercises		$ 20,000
Warrant expiration date		May 06, 2020
Convertible notes payable, description		(i) $0.75 per share; or (ii) 80% of the average of the previous twenty (20) trading day closing prices of the Company's common stock, subject to adjustment.
Common stock upon conversion		4.99%
Interest rate		7.00%
Interest expense		$ 20,000
Carrying value			$ 12,637	$ 12,637
Debt discount			7,363	7,363
Accrued interest payable			441	$ 441
Dividend yield				0.00%
Expected volatility				389.74%
Convertible Promissory Note [Member] | Minimum [Member]
Weighted average risk-free interest rate				0.86%
Expected life				2 months 5 days
Convertible Promissory Note [Member] | Maximum [Member]
Weighted average risk-free interest rate				1.37%
Expected life				2 years
Sellers Acquisition Promissory Notes [Member]
Principal amount	$ 500,000
Interest rate	8.00%
Carrying value			500,000	$ 500,000
Accrued interest payable			1,792	1,792
Convertible Promissory Note 2 [Member]
Principal amount			256,500	256,500
Original issue discount			10,500	10,500
Legal fees			11,000
Proceeds from Convertible debt			$ 235,000
Common stock upon conversion			4.99%
Notes issuance			$ 57,750
Interest rate			10.00%
Interest expense			$ 256,500
Carrying value			27,419	27,419
Debt discount			229,081	229,081
Accrued interest payable			2,749	2,749
One Hundred Eighty [Member]
Notes issuance			198,750
Two Convertible Promissory Notes [Member]
Principal amount			133,101	$ 133,101
Common stock upon conversion				50.00%
Interest rate				10.00%
Interest expense				$ 133,101
Carrying value			2,163	2,163
Debt discount			130,938	130,938
Accrued interest payable			$ 427	$ 427